Related Parties - Schedule of Loan Balances Outstanding (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Total loans from related parties			R$ 1,078
José Mário [Member]
Disclosure of transactions between related parties [line items]
Total loans from related parties	[1]		R$ 1,078

[1]	On August 14, 2024, Nuvini S.A. entered into a loan agreement with Jose Mario, the Company’s Chief Operating Officer, in the principal amount of R$1.0 million with an interest equivalent to the SELIC rate plus rate of 10% per annum, and a 5% penalty on the value of the agreement if the loan payments become overdue. The loan agreement also provides for the right of conversion into shares for the value of the loan on the conversion date plus a 20% premium, at the discretion of lender. This loan was settled and paid during the year ended December 31, 2025.